UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

March 31, 2014

1.814652.109

AMP-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 3.5%
BorgWarner, Inc.	103,140	$ 6,340,016
Delphi Automotive PLC	167,056	11,336,420
Gentex Corp.	469,857	14,814,591
Johnson Controls, Inc.	655,840	31,034,349
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	89,827
Tenneco, Inc. (a)	260,808	15,145,121
The Goodyear Tire & Rubber Co.	440,513	11,510,605
TRW Automotive Holdings Corp. (a)	99,010	8,081,196
Visteon Corp. (a)	116,546	10,307,328
		108,659,453
Automobiles - 0.2%
Harley-Davidson, Inc.	89,294	5,947,873
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	288,316	10,114,125
Grand Canyon Education, Inc. (a)	346,821	16,196,541
H&R Block, Inc.	81,202	2,451,488
		28,762,154
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands, Inc. (a)	373,879	9,010,484
Brinker International, Inc.	510,548	26,778,243
Carnival Corp. unit	201,800	7,640,148
Fiesta Restaurant Group, Inc. (a)	20,291	925,067
Jubilant Foodworks Ltd. (a)	26,477	469,430
Las Vegas Sands Corp.	48,100	3,885,518
Papa John's International, Inc.	166,526	8,677,670
Royal Caribbean Cruises Ltd.	237,975	12,983,916
Ruth's Hospitality Group, Inc.	166,210	2,009,479
Wyndham Worldwide Corp.	13,278	972,348
		73,352,303
Household Durables - 2.1%
Harman International Industries, Inc.	228,901	24,355,066
Iida Group Holdings Co. Ltd. (a)(d)	292,856	4,054,558
Jarden Corp. (a)	258,346	15,456,841
NVR, Inc. (a)	10,670	12,238,490
PulteGroup, Inc.	547,900	10,514,201
		66,619,156
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	30,700	2,781,113
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - 1.2%
Brunswick Corp.	360,500	$ 16,327,045
Polaris Industries, Inc.	140,308	19,602,431
		35,929,476
Media - 1.9%
AMC Networks, Inc. Class A (a)	276,600	20,216,694
CBS Corp. Class B	291,434	18,010,621
Interpublic Group of Companies, Inc.	486,524	8,339,021
John Wiley & Sons, Inc. Class A	165,254	9,525,241
Naspers Ltd. Class N	25,500	2,812,896
		58,904,473
Specialty Retail - 2.4%
Dick's Sporting Goods, Inc.	41,495	2,266,042
Foot Locker, Inc.	629,633	29,580,158
Guess?, Inc.	56,712	1,565,251
Lithia Motors, Inc. Class A (sub. vtg.)	33,400	2,219,764
Murphy U.S.A., Inc.	85,300	3,462,327
PetSmart, Inc.	292,893	20,177,399
Signet Jewelers Ltd.	28,422	3,008,753
Urban Outfitters, Inc. (a)	218,500	7,968,695
Williams-Sonoma, Inc.	89,100	5,937,624
		76,186,013
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	34,569	2,756,186
G-III Apparel Group Ltd. (a)	369,877	26,475,796
Page Industries Ltd.	8,386	906,796
Ralph Lauren Corp.	23,500	3,781,855
VF Corp.	88,624	5,484,053
		39,404,686
TOTAL CONSUMER DISCRETIONARY		496,546,700
CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	384,062	20,916,017
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	321,490	24,066,741
Kroger Co.	367,600	16,045,740
		40,112,481
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
Archer Daniels Midland Co.	417,667	$ 18,122,571
Britannia Industries Ltd.	38,082	535,172
Bunge Ltd.	183,830	14,616,323
Hillshire Brands Co.	71,287	2,656,154
Ingredion, Inc.	33,749	2,297,632
Keurig Green Mountain, Inc.	86,399	9,122,870
SunOpta, Inc. (a)	182,700	2,157,688
		49,508,410
TOTAL CONSUMER STAPLES		110,536,908
ENERGY - 6.1%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	309,538	16,337,416
McDermott International, Inc. (a)(d)	530,070	4,145,147
National Oilwell Varco, Inc.	242,739	18,902,086
Noble Corp.	328,132	10,743,042
		50,127,691
Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.	38,968	3,232,396
Bonanza Creek Energy, Inc. (a)	79,900	3,547,560
Canadian Natural Resources Ltd.	251,700	9,646,792
Carrizo Oil & Gas, Inc. (a)	45,300	2,421,738
Cimarex Energy Co.	66,447	7,914,502
Continental Resources, Inc. (a)(d)	189,666	23,569,794
Devon Energy Corp.	111,068	7,433,781
Diamondback Energy, Inc. (a)	60,700	4,085,717
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	202,765	16,385,440
Energy XXI (Bermuda) Ltd.	433,402	10,215,285
Marathon Oil Corp.	155,252	5,514,551
Peabody Energy Corp.	398,015	6,503,565
Phillips 66 Co.	198,960	15,331,858
Suncor Energy, Inc.	206,900	7,226,060
Valero Energy Corp.	104,300	5,538,330
Whiting Petroleum Corp. (a)	194,097	13,468,391
		142,035,761
TOTAL ENERGY		192,163,452
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.6%
Banks - 3.0%
Boston Private Financial Holdings, Inc.	446,308	$ 6,038,547
City National Corp.	74,352	5,852,989
Comerica, Inc.	83,040	4,301,472
East West Bancorp, Inc.	188,535	6,881,528
Huntington Bancshares, Inc.	2,272,557	22,657,393
Lakeland Financial Corp.	233,391	9,386,986
PrivateBancorp, Inc.	273,593	8,347,322
Prosperity Bancshares, Inc.	99,866	6,606,136
SunTrust Banks, Inc.	611,415	24,328,203
		94,400,576
Capital Markets - 2.5%
Ameriprise Financial, Inc.	219,587	24,169,941
E*TRADE Financial Corp. (a)	89,800	2,067,196
Lazard Ltd. Class A	175,768	8,276,915
Raymond James Financial, Inc.	166,724	9,324,873
The Blackstone Group LP	780,264	25,943,778
Waddell & Reed Financial, Inc. Class A	121,873	8,972,290
		78,754,993
Consumer Finance - 0.6%
American Express Co.	143,015	12,875,640
Discover Financial Services	44,028	2,561,989
Hitachi Capital Corp.	30,800	658,881
Santander Consumer U.S.A. Holdings, Inc.	83,800	2,017,904
		18,114,414
Diversified Financial Services - 1.3%
CRISIL Ltd.	29,849	611,727
Interactive Brokers Group, Inc.	5,143	111,449
McGraw Hill Financial, Inc.	300,071	22,895,417
MSCI, Inc. Class A (a)	158,153	6,803,742
The NASDAQ OMX Group, Inc.	296,826	10,964,752
		41,387,087
Insurance - 1.9%
Arthur J. Gallagher & Co.	38,940	1,852,765
Brown & Brown, Inc.	127,800	3,931,128
Hanover Insurance Group, Inc.	5,800	356,352
Marsh & McLennan Companies, Inc.	388,615	19,158,720
Primerica, Inc.	106,658	5,024,658
Protective Life Corp.	301,655	15,864,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	129,991	$ 10,351,183
The Chubb Corp.	25,300	2,259,290
		58,798,132
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	273,061	8,617,805
Digital Realty Trust, Inc. (d)	64,100	3,402,428
Liberty Property Trust (SBI)	84,800	3,134,208
Mid-America Apartment Communities, Inc.	45,796	3,126,493
		18,280,934
Real Estate Management & Development - 1.5%
Altisource Asset Management Corp. (a)(d)	7,403	7,955,634
CBRE Group, Inc. (a)	705,691	19,357,104
Jones Lang LaSalle, Inc.	171,331	20,302,724
		47,615,462
Thrifts & Mortgage Finance - 0.2%
Ladder Capital Corp. Class A	211,100	3,985,568
TOTAL FINANCIALS		361,337,166
HEALTH CARE - 13.6%
Biotechnology - 1.3%
Amgen, Inc.	141,292	17,426,955
United Therapeutics Corp. (a)	241,071	22,667,906
		40,094,861
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	2,353,510	31,819,455
C.R. Bard, Inc.	123,279	18,242,826
Greatbatch, Inc. (a)	36,823	1,690,912
Stryker Corp.	131,892	10,745,241
Trinity Biotech PLC sponsored ADR	239,030	5,791,697
		68,290,131
Health Care Providers & Services - 4.3%
Aetna, Inc.	32,381	2,427,604
Cardinal Health, Inc.	184,755	12,929,155
Catamaran Corp. (a)	63,600	2,845,460
Centene Corp. (a)	111,926	6,967,394
Community Health Systems, Inc. (a)	101,800	3,987,506
Corvel Corp. (a)	12,901	641,954
DaVita HealthCare Partners, Inc. (a)	54,200	3,731,670
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	58,000	$ 4,355,220
HCA Holdings, Inc. (a)	527,755	27,707,138
Laboratory Corp. of America Holdings (a)	7,354	722,236
McKesson Corp.	122,606	21,648,541
MEDNAX, Inc. (a)	215,513	13,357,496
Omnicare, Inc.	222,068	13,250,798
VCA Antech, Inc. (a)	598,947	19,304,062
		133,876,234
Health Care Technology - 0.1%
MedAssets, Inc. (a)	191,500	4,731,965
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	90,200	5,043,984
Thermo Fisher Scientific, Inc.	191,930	23,077,663
		28,121,647
Pharmaceuticals - 4.8%
AbbVie, Inc.	339,426	17,446,496
Actavis PLC (a)	103,794	21,365,995
Cadila Healthcare Ltd.	1	9
Jazz Pharmaceuticals PLC (a)	202,432	28,073,270
Mallinckrodt PLC (a)	94,221	5,974,554
Mylan, Inc. (a)	394,316	19,254,450
Salix Pharmaceuticals Ltd. (a)	200,685	20,792,973
Teva Pharmaceutical Industries Ltd. sponsored ADR	394,282	20,833,861
Valeant Pharmaceuticals International (Canada) (a)	119,605	15,735,279
		149,476,887
TOTAL HEALTH CARE		424,591,725
INDUSTRIALS - 19.0%
Aerospace & Defense - 3.2%
BE Aerospace, Inc. (a)	209,482	18,180,943
Curtiss-Wright Corp.	217,278	13,805,844
Esterline Technologies Corp. (a)	160,044	17,051,088
Exelis, Inc.	117,594	2,235,462
Hexcel Corp. (a)	190,087	8,276,388
Huntington Ingalls Industries, Inc.	37,100	3,793,846
Moog, Inc. Class A (a)	112,931	7,398,110
Textron, Inc.	753,563	29,607,490
		100,349,171
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	50,500	$ 1,781,135
FedEx Corp.	102,946	13,646,522
		15,427,657
Airlines - 1.9%
Delta Air Lines, Inc.	463,308	16,053,622
Southwest Airlines Co.	580,459	13,704,637
Spirit Airlines, Inc. (a)	518,345	30,789,693
		60,547,952
Building Products - 0.2%
Lennox International, Inc.	56,889	5,171,779
Commercial Services & Supplies - 1.3%
G&K Services, Inc. Class A	107,465	6,573,634
KAR Auction Services, Inc.	506,600	15,375,310
Performant Financial Corp. (a)	111,732	1,011,175
Republic Services, Inc.	292,252	9,983,328
Tetra Tech, Inc. (a)	115,712	3,423,918
UniFirst Corp.	33,348	3,666,279
		40,033,644
Construction & Engineering - 1.8%
EMCOR Group, Inc.	250,770	11,733,528
Fluor Corp.	141,809	11,022,814
Granite Construction, Inc.	183,820	7,339,933
Jacobs Engineering Group, Inc. (a)	45,500	2,889,250
Primoris Services Corp.	216,392	6,487,432
Quanta Services, Inc. (a)	443,951	16,381,792
		55,854,749
Electrical Equipment - 1.5%
AMETEK, Inc.	20,864	1,074,287
EnerSys	167,287	11,591,316
Generac Holdings, Inc.	318,328	18,771,802
Regal-Beloit Corp.	76,561	5,566,750
Roper Industries, Inc.	83,656	11,168,913
		48,173,068
Industrial Conglomerates - 0.0%
Max India Ltd.	68,471	237,364
Machinery - 5.1%
Caterpillar, Inc.	201,463	20,019,378
Cummins, Inc.	48,457	7,219,608
IDEX Corp.	38,754	2,824,779
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	66,093	$ 5,375,344
Ingersoll-Rand PLC	256,872	14,703,353
ITT Corp.	309,415	13,230,585
Manitowoc Co., Inc.	602,843	18,959,412
Mueller Industries, Inc.	122,140	3,662,979
Mueller Water Products, Inc. Class A	423,875	4,026,813
Pentair Ltd.	209,408	16,614,431
Rexnord Corp. (a)	254,995	7,389,755
Snap-On, Inc.	33,800	3,835,624
SPX Corp.	103,358	10,161,125
Terex Corp.	156,200	6,919,660
Valmont Industries, Inc.	36,223	5,391,431
WABCO Holdings, Inc. (a)	66,900	7,061,964
Wabtec Corp.	116,240	9,008,600
Woodward, Inc.	115,639	4,802,488
		161,207,329
Professional Services - 1.9%
Corporate Executive Board Co.	28,885	2,144,134
Dun & Bradstreet Corp.	132,884	13,202,025
Huron Consulting Group, Inc. (a)	146,108	9,260,325
Kelly Services, Inc. Class A (non-vtg.)	142,313	3,377,087
Manpower, Inc.	142,674	11,246,991
Resources Connection, Inc.	92,800	1,307,552
Towers Watson & Co.	116,110	13,242,346
TrueBlue, Inc. (a)	149,244	4,366,879
		58,147,339
Road & Rail - 0.8%
Ryder System, Inc.	256,434	20,494,205
Swift Transporation Co. (a)(d)	218,000	5,395,500
		25,889,705
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	103,408	4,362,784
Air Lease Corp. Class A	219,528	8,186,199
GATX Corp.	105,898	7,188,356
United Rentals, Inc. (a)	39,420	3,742,535
W.W. Grainger, Inc.	3,800	960,108
		24,439,982
TOTAL INDUSTRIALS		595,479,739
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	1,929,345	$ 20,470,350
F5 Networks, Inc. (a)	217,655	23,208,553
Finisar Corp. (a)	196,700	5,214,517
Juniper Networks, Inc. (a)	680,405	17,527,233
Riverbed Technology, Inc. (a)	176,300	3,474,873
		69,895,526
Electronic Equipment & Components - 3.2%
Arrow Electronics, Inc. (a)	484,123	28,737,541
Avnet, Inc.	210,737	9,805,593
CDW Corp.	592,944	16,270,383
Flextronics International Ltd. (a)	365,051	3,373,071
Jabil Circuit, Inc.	131,468	2,366,424
Methode Electronics, Inc. Class A	70,200	2,152,332
TE Connectivity Ltd.	587,840	35,393,848
Tech Data Corp. (a)	26,058	1,588,496
		99,687,688
Internet Software & Services - 1.7%
Conversant, Inc. (a)	125,390	3,529,729
eBay, Inc. (a)	323,735	17,883,121
Google, Inc. Class A (a)	17,414	19,408,077
Tencent Holdings Ltd.	48,200	3,352,530
Web.com Group, Inc. (a)	120,932	4,115,316
Yahoo!, Inc. (a)	147,179	5,283,726
		53,572,499
IT Services - 8.0%
Alliance Data Systems Corp. (a)(d)	126,705	34,520,777
Broadridge Financial Solutions, Inc.	203,454	7,556,282
Cognizant Technology Solutions Corp. Class A (a)	103,500	5,238,135
Computer Sciences Corp.	224,785	13,671,424
Euronet Worldwide, Inc. (a)	41,900	1,742,621
Fidelity National Information Services, Inc.	621,143	33,200,093
Fiserv, Inc. (a)	485,694	27,533,993
FleetCor Technologies, Inc. (a)	159,664	18,377,326
Genpact Ltd. (a)	278,643	4,853,961
Global Payments, Inc.	383,471	27,268,623
Sapient Corp. (a)	1,278,427	21,809,965
Total System Services, Inc.	821,147	24,971,080
Vantiv, Inc. (a)	239,398	7,234,608
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	34,349	$ 7,414,575
Xerox Corp.	1,407,615	15,906,050
		251,299,513
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc. (a)	353,546	8,661,877
Applied Materials, Inc.	283,700	5,793,154
Atmel Corp. (a)	111,100	928,796
Avago Technologies Ltd.	125,071	8,055,823
Broadcom Corp. Class A	452,900	14,257,292
Fairchild Semiconductor International, Inc. (a)	488,200	6,732,278
Freescale Semiconductor, Inc. (a)	812,612	19,835,859
Intersil Corp. Class A	267,771	3,459,601
Marvell Technology Group Ltd.	425,349	6,699,247
Microchip Technology, Inc. (d)	248,251	11,856,468
NVIDIA Corp.	787,543	14,104,895
NXP Semiconductors NV (a)	510,628	30,030,033
PDF Solutions, Inc. (a)	160,182	2,910,507
PMC-Sierra, Inc. (a)	1,341,117	10,205,900
Skyworks Solutions, Inc. (a)	303,263	11,378,428
		154,910,158
Software - 3.6%
Activision Blizzard, Inc.	456,940	9,339,854
Comverse, Inc. (a)	33,589	1,161,508
Electronic Arts, Inc. (a)	702,210	20,371,112
Intuit, Inc.	204,606	15,904,024
MICROS Systems, Inc. (a)	228,446	12,091,647
Nuance Communications, Inc. (a)	141,438	2,428,490
Parametric Technology Corp. (a)	382,273	13,543,932
Rovi Corp. (a)	362,003	8,246,428
SS&C Technologies Holdings, Inc. (a)	75,531	3,022,751
Synopsys, Inc. (a)	262,100	10,067,261
Verint Systems, Inc. (a)	316,709	14,863,153
		111,040,160
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	661,367	18,128,069
Super Micro Computer, Inc. (a)	328,356	5,703,544
		23,831,613
TOTAL INFORMATION TECHNOLOGY		764,237,157
Common Stocks - continued
	Shares	Value
MATERIALS - 4.9%
Chemicals - 3.0%
Albemarle Corp.	103,142	$ 6,850,692
Cabot Corp.	109,600	6,472,976
CF Industries Holdings, Inc.	14,200	3,701,088
Cytec Industries, Inc.	228,303	22,284,656
Ferro Corp. (a)	587,504	8,025,305
LyondellBasell Industries NV Class A	147,020	13,075,959
Methanex Corp.	171,800	10,993,335
PolyOne Corp.	387,257	14,196,842
W.R. Grace & Co. (a)	76,640	7,600,389
		93,201,242
Containers & Packaging - 0.5%
Packaging Corp. of America	236,471	16,640,464
Metals & Mining - 0.6%
New Gold, Inc. (a)	786,500	3,891,592
Newmont Mining Corp.	179,054	4,197,026
Osisko Mining Corp. (a)	804,800	5,008,615
Worthington Industries, Inc.	133,968	5,124,276
		18,221,509
Paper & Forest Products - 0.8%
Boise Cascade Co. (a)	802,421	22,981,337
P.H. Glatfelter Co.	73,063	1,988,775
		24,970,112
TOTAL MATERIALS		153,033,327
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	370,992	17,648,089
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	17,482	458,203
TOTAL TELECOMMUNICATION SERVICES		18,106,292
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	103,600	$ 3,869,460
TOTAL COMMON STOCKS (Cost $2,530,010,532)		3,119,901,926
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,393,167
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,847,389
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,240,556
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.10% (b)	4,192,405	4,192,405
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	62,632,451	62,632,451
TOTAL MONEY MARKET FUNDS (Cost $66,824,856)		66,824,856
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,601,504,435)		3,192,967,338
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(68,008,067)
NET ASSETS - 100%		$ 3,124,959,271
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,393,167 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,358
Fidelity Securities Lending Cash Central Fund	27,790
Total	$ 32,148
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 496,546,700	$ 496,077,270	$ 469,430	$ -
Consumer Staples	110,536,908	110,536,908	-	-
Energy	192,163,452	192,163,451	1	-
Financials	367,577,722	365,184,555	2,393,167	-
Health Care	424,591,725	424,591,725	-	-
Industrials	595,479,739	595,479,739	-	-
Information Technology	764,237,157	764,237,157	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 153,033,327	$ 153,033,327	$ -	$ -
Telecommunication Services	18,106,292	18,106,292	-	-
Utilities	3,869,460	3,869,460	-	-
Money Market Funds	66,824,856	66,824,856	-	-
Total Investments in Securities:	$ 3,192,967,338	$ 3,190,104,740	$ 2,862,598	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 544,632
Level 2 to Level 1	$ 7,560,667
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $2,605,204,099. Net unrealized appreciation aggregated $587,763,239, of which $618,064,772 related to appreciated investment securities and $30,301,533 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014